Cover	Dec. 11, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 11, 2025
Current Fiscal Year End Date	--09-30
Entity File Number	001-37479
Entity Registrant Name	USBC, INC.
Entity Central Index Key	0001074828
Entity Tax Identification Number	90-0273142
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	300 E 2nd Street
Entity Address, Address Line Two	15th Floor
Entity Address, City or Town	Reno
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89501
City Area Code	775
Local Phone Number	239-7673
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001
Trading Symbol	USBC
Security Exchange Name	NYSEAMER
Entity Emerging Growth Company	false